Financial Risk Management - Breakdown of the Group's main monetary net assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
U.S. Dollar / Argentine Peso
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	$ (428,845)	$ (484,709)
U.S. Dollar / Armenian Dram
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	36,835	47,842
U.S. Dollar / Euro
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	75,409	(68)
Euro / Armenian Dram
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	31,735	347
Euro / Argentine Peso
Breakdown of the Group's main monetary net assets and liabilities
Net assets and liabilities	$ (2,324)	$ (2,831)